Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Impinj, Inc.
Entity Central Index Key	0001114995
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	WA
Entity File Number	001-37824
Entity Tax Identification Number	91-2041398
Entity Address, Address Line One	400 Fairview Avenue North
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	517-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false